Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid ("CAP") to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (millions)(4)	Total Adjusted EBITDA (millions)(5)
					TSR	Peer Group TSR(3)
2025	$8,655,929	$21,460,615	$2,321,421	$4,530,276	$205.1	$65.8	$34.9	$184.9
2024	$7,981,811	$20,436,937	$2,140,666	$3,899,727	$142.1	$74.6	$26.1	$138.9
2023	$8,728,635	$9,444,922	$2,285,243	$2,378,593	$83.4	$71.0	$25.3	$144.0
2022	$8,038,004	$5,845,194	$2,065,369	$1,578,025	$81.4	$108.1	$(22.8)	$95.7
2021	$9,081,442	$9,581,484	$2,623,371	$1,838,719	$99.0	$131.5	$(22.3)	$88.7

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The PEO for the covered years is Richard L. Gelfond. Our non-PEO NEOs for the covered years are as follows:

2021	2022	2023	2024	2025
Patrick McClymont	Natasha Fernandes	Natasha Fernandes	Natasha Fernandes	Natasha Fernandes
Joseph Sparacio	Joseph Sparacio	Daniel Manwaring	Anne Globe	Anne Globe
Megan Colligan	Megan Colligan	Robert D. Lister	Robert D. Lister	Robert D. Lister
Robert D. Lister	Robert D. Lister	Mark Welton	Mark Welton	Mark Welton
Mark Welton

Peer Group Issuers, Footnote	Represents the total cumulative shareholder return for $100 invested on December 31, 2020 (assuming that all dividends were reinvested) in common shares of the Company against the cumulative total return of the IMAX Peer Group to the end of the most recently completed fiscal year. The 2025 IMAX Peer Group consists of Ambarella, Inc., Cinemark Holdings, Inc., Cineplex Inc., Corsair Gaming, Inc., Dolby Laboratories, Inc., fuboTV Inc., Harmonic Inc., Knowles Corporation, The Marcus Corporation, WildBrain Ltd., and Xperi Inc. (the “2025 Peer Group”). IMAX’s 2024 peer group consists of Ambarella, Inc., Cinemark Holdings, Inc., Cineplex Inc., Corsair Gaming Inc., Dolby Laboratories, Inc., fuboTV Inc, Harmonic Inc., Knowles Corporation, Lions Gate Entertainment Corp., The Marcus Corporation, WildBrain Ltd., and Xperi Holding Corporation (the “2024 Peer Group”), which is consistent from the peer group used in 2023. IMAX’s 2022 peer group consisted of Ambarella, Inc., Avid Technologies, Inc., Cinemark Holdings, Inc., Cineplex Inc., Dolby Laboratories, Inc., Harmonic Inc., Lions Gate Entertainment Corp., The Marcus Corporation, and World Wrestling Entertainment, Inc. (the “2022 Peer Group”). IMAX’s 2021 peer group consisted of the 2022 Peer Group and Zynga Inc. Avid Technologies, Inc. and World Wrestling Entertainment, Inc. were excluded starting 2023 due to their acquisitions.
PEO Total Compensation Amount	$ 8,655,929	$ 7,981,811	$ 8,728,635	$ 8,038,004	$ 9,081,442
PEO Actually Paid Compensation Amount	$ 21,460,615	20,436,937	9,444,922	5,845,194	9,581,484
Adjustment To PEO Compensation, Footnote	The following adjustments relating to equity awards were made to total compensation for each year to determine CAP:

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Awards Granted in Prior Years Vesting During the Covered Year	Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year	Total Equity Award Adjustments
2025
PEO	$(5,499,951)	$10,273,849	$8,227,636	$(196,848)	$0	$12,804,686
Average non-PEO NEO	$(1,143,743)	$2,127,170	$1,244,870	$(19,442)	$0	$2,208,855

Fair values of equity awards set forth in the table above are computed in accordance with FASB ASC Topic 718 as of the end of the respective fiscal year, other than fair values of equity awards that vest in the covered year, which are valued as of the applicable vesting date. The amounts in the “Year End Value of Equity Awards Granted During the Covered Year” and “Change in Fair Value of Outstanding and Unvested Equity Awards” reflect the 44.4% increase in the Company’s total shareholder return in 2025.

Non-PEO NEO Average Total Compensation Amount	$ 2,321,421	2,140,666	2,285,243	2,065,369	2,623,371
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,530,276	3,899,727	2,378,593	1,578,025	1,838,719
Adjustment to Non-PEO NEO Compensation Footnote	The following adjustments relating to equity awards were made to total compensation for each year to determine CAP:

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Awards Granted in Prior Years Vesting During the Covered Year	Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year	Total Equity Award Adjustments
2025
PEO	$(5,499,951)	$10,273,849	$8,227,636	$(196,848)	$0	$12,804,686
Average non-PEO NEO	$(1,143,743)	$2,127,170	$1,244,870	$(19,442)	$0	$2,208,855

Compensation Actually Paid vs. Total Shareholder Return	The following graphs depict the relationship between CAP and IMAX TSR, Peer Group TSR, Total Adjusted EBITDA(1), and Net Income.
Compensation Actually Paid vs. Net Income
	(1)Total Adjusted EBITDA is a non-GAAP financial measure. Please see “Non-GAAP Measures” on page 76 for a reconciliation of all non-GAAP measures to the most directly comparable GAAP measure and a description of how the non-GAAP numbers are calculated from our audited financial statements.
Total Shareholder Return Vs Peer Group	The following graphs depict the relationship between CAP and IMAX TSR, Peer Group TSR, Total Adjusted EBITDA(1), and Net Income.
Tabular List, Table	Adjusted EPS •Installations •Signings •Total Adjusted EBITDA Growth •Total Adjusted EBITDA Margin •Total Revenue
Total Shareholder Return Amount	$ 205.1	142.1	83.4	81.4	99.0
Peer Group Total Shareholder Return Amount	65.8	74.6	71.0	108.1	131.5
Net Income (Loss)	34,900,000	26,100,000	25,300,000	(22,800,000)	(22,300,000)
Adjustment to Compensation, Amount	$ 184,900,000	$ 138,900,000	$ 144,000,000.0	$ 95,700,000	$ 88,700,000
PEO Name	Richard L. Gelfond
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of net income attributable to common shareholders reflected in the Company’s audited financial statements for the applicable year (GAAP Net Income).
Measure:: 1
Pay vs Performance Disclosure
Name	•Adjusted EPS
Non-GAAP Measure Description	Based on the Company assessment, Total Adjusted EBITDA is the financial performance measure most closely linked to the calculation of CAP. Total Adjusted EBITDA is a non-GAAP Financial Measure. See “Non-GAAP Financial Measures” on page 76 for a reconciliation of all non-GAAP measurements to the most directly comparable GAAP measure and a description of how the non-GAAP numbers are calculated from our audited financial statements.
Measure:: 2
Pay vs Performance Disclosure
Name	Installations
Measure:: 3
Pay vs Performance Disclosure
Name	Signings
Measure:: 4
Pay vs Performance Disclosure
Name	Total Adjusted EBITDA Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Total Adjusted EBITDA Margin
Measure:: 6
Pay vs Performance Disclosure
Name	Total Revenue
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 12,804,686
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,499,951)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,273,849
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,227,636
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(196,848)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,208,855
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,143,743)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,127,170
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,244,870
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,442)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0